Intangible assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Jul. 30, 2017	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 1,629,100	SFr 1,482,520
Amortization expense	0	0
Impairment loss	0	0
At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,629,100	1,482,520			SFr 1,482,520
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520
Licences | At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520			1,482,520
Milestone payment intangible			SFr 1,125,000
Licences | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Licences | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
IP and Data Rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	146,580	0
IP and Data Rights | At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	146,580	0			SFr 0
IP and Data Rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
IP and Data Rights | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 0	SFr 0
Intellectual property rights | At cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets				SFr 146,580